Document and Entity Information	12 Months Ended
Jan. 01, 2011
Document and Entity Information
Entity Registrant Name	DARLING INTERNATIONAL INC
Entity Central Index Key	0000916540
Document Type	8-K
Document Period End Date	Jun. 15, 2011
Amendment Flag	false